COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases

The following table, as of December 31, 2011, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2012	$6,908
2013	5,265
2014	3,397
2015	1,609
2016	800
Thereafter	1,697

Total	$19,676

Schedule of Unconditional Purchase Obligations

The following table, as of December 31, 2011, summarizes our unconditional purchase obligations:

(Dollars in thousands)
2012	$130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527

Total	$624,424